SELECTED STATEMENTS OF INCOME DATA (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Nonoperating Income Expense [Line Items]
Bank charges offset by interest from short term deposits	$ (199)	$ 64	$ (156)
Interest expenses related to liabilities in connection with acquisitions	(257)	0	(152)
Interest income from marketable securities, net of amortization of premium on marketable securities	240	231	91
Loss arising from foreign currency translation and other	(214)	(980)	(1,569)
Financial income(expenses), net	$ (430)	$ (685)	$ (1,786)